Risk Management - Claim Development for Short-term Insurance Contracts (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Short-term insurance contracts without impact of reinsurance [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	¥ 236,240
Accumulated claims expenses paid	(210,006)
Unpaid claims expenses	26,234
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	34,328
Accumulated claims expenses paid	(34,328)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	33,926
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,845
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,328
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,328
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 4 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,328
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	41,945
Accumulated claims expenses paid	(41,945)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	40,601
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	42,785
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	41,945
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	41,945
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	50,972
Accumulated claims expenses paid	(50,275)
Unpaid claims expenses	697
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	49,727
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	51,051
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	50,972
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2020 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	52,057
Accumulated claims expenses paid	(49,157)
Unpaid claims expenses	2,900
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	52,589
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	52,057
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2021 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	56,938
Accumulated claims expenses paid	(34,301)
Unpaid claims expenses	22,637
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2021 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	56,938
Short-term insurance contracts with impact of reinsurance [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	232,924
Accumulated claims expenses paid	(207,102)
Unpaid claims expenses	25,822
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	34,045
Accumulated claims expenses paid	(34,045)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	33,700
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,560
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,045
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,045
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 4 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,045
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	41,442
Accumulated claims expenses paid	(41,442)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	40,157
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	42,280
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	41,442
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	41,442
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	50,315
Accumulated claims expenses paid	(49,629)
Unpaid claims expenses	686
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	49,175
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	50,414
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	50,315
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2020 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	51,260
Accumulated claims expenses paid	(48,406)
Unpaid claims expenses	2,854
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	51,994
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	51,260
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2021 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	55,862
Accumulated claims expenses paid	(33,580)
Unpaid claims expenses	22,282
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2021 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	¥ 55,862